SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended			12 Months Ended		0 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Mar. 12, 2013	Dec. 03, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Convertible Subordinated Notes Series A [Member]	Dec. 31, 2013 Convertible Subordinated Notes Series B [Member]	Aug. 03, 2010 YA Global [Member]	Dec. 31, 2013 Performance Based Options [Member]	Dec. 31, 2012 Performance Based Options [Member]	Dec. 03, 2010 Warrants [Member]	Apr. 30, 2010 Warrants [Member]	Dec. 31, 2013 Warrants [Member]	Dec. 31, 2013 Contingent Warrants [Member]	Dec. 03, 2010 Issued To Two Founders [Member]	Dec. 31, 2013 Employee Share Option Plan [Member]	Dec. 31, 2012 Employee Share Option Plan [Member]	Dec. 31, 2011 Employee Share Option Plan [Member]	Dec. 31, 2013 Employee Share Option Plan [Member] Minimum [Member]	Dec. 31, 2013 Employee Share Option Plan [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury stock, shares held by company			2,644,839
Treasury stock, value of shares held			$ 5,644	$ 5,644
Options authorized			17,651,088	9,131,872	5,099,957
Options available to be issued			1,415,495
Common stock, price per share											$ 2.75	$ 11.32	$ 3.78
Exercise of options granted to employees, shares			7,103,721													45,728	42,307	37,737
Stock-based compensation expense																357	590	1,086
Granted		2,136,362	9,131,872
Options outstanding		669,090							774,452	811,885
Vesting period for plan																			3 months	7 years
Capital gains tax rate																25.00%
Weighted average fair value of stock options granted																$ 0.15	$ 0.04	$ 0.34
Intrinsic value of options exercised																4	11	59
Unrecognized share-based compensation expense																148
Unrecognized compensation cost, recognition period																2 years 11 months 5 days
Ownership percentage								4.99%
Issuance of share capital and warrants, net of issuance costs, shares								36,414				2,810,000			240,000
Number of shares repurchased	4,747,409											702,500
Options exercisable, weighted-average exercise price									$ 9.64		$ 3.50	$ 5.66
Amount of warrants issued to receive one ordinary share											$ 0.60		$ 0.25	$ 0.25
Gross proceeds from issuance of warrants			10,600					500							8,400
Proceeds from warrants issued as investment banking fee			9,700					5,000							7,300
Stock issued to founders, shares			175,000								3,045,452
Number of shares entitled by warrants											1,827,271
Commitment period								3 years
Debt instrument, commitment fee percentage								2.00%
Debt instrument, commitment fee								$ 100,000
Conversion of notes to common stock, shares						2,379,653	5,858,079